LEASES - Lease obligations in future periods (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Operating lease
Twelve months ending June 30, 2023		$ 386,942
Twelve months ending June 30, 2024		194,311
Twelve months ending June 30, 2025		64,268
Twelve months ending June 30, 2026		52,585
Total lease payments	$ 439,393	698,106
Less: discount	(22,205)	(42,342)
Present value of lease liabilities	417,188	655,764
Finance lease
Twelve months ending June 30, 2023		317,499
Twelve months ending June 30, 2024		1,403
Total lease payments	750,541	318,902
Less: discount	(58,657)	(12,969)
Present value of lease liabilities	691,884	305,933
Lease payments
Twelve months ending December 31, 2023	365,365	704,441
Twelve months ending December 31, 2024	265,376	195,714
Twelve months ending December 31, 2025	14,982	64,268
Twelve months ending December 31, 2026		52,585
Total lease payments	1,189,934	1,017,008
Less: discount	(80,862)	(55,311)
Present value of lease liabilities	1,109,072	961,697
Outstanding balance of operating lease payments	$ 215,763	$ 557,677